Consolidated Schedule of Investments – Virtus AlphaSimplex Managed Futures ETF

April 30, 2025 (unaudited)

At April 30, 2025, open exchange-traded futures contracts were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
British Pound Future	6/16/2025	103	$8,588,912	$94,422
Copper Future	7/29/2025	23	2,650,175	(80,036)
Corn Future	7/14/2025	6	142,650	(2,275)
Euro FX Currency Futures	6/16/2025	24	3,414,000	(19,893)
EURO STOXX 50® Index Future	6/20/2025	29	1,677,784	22,534
Gold Future	6/26/2025	16	5,310,560	93,701
Japanese Yen Future	6/16/2025	21	1,848,394	(5,670)
MSCI Emerging Markets Index Future	6/20/2025	4	222,000	721
U.S. Treasury 10 Year Notes	6/18/2025	56	6,284,250	66,409
U.S. Treasury 2 Year Notes	6/30/2025	30	6,244,453	22,531
				$192,444
Short Contracts
Australian Dollar Future	6/16/2025	(32)	$2,050,240	$(43,738)
Brent Crude Future	5/30/2025	(2)	122,120	5,203
Canadian Dollar Future	6/17/2025	(96)	6,980,640	(70,339)
Euro-Bund Future	6/06/2025	(40)	5,971,475	(24,574)
Long Gilt Future	6/26/2025	(22)	2,741,937	(40,832)
S&P 500® E-Mini Future	6/20/2025	(3)	838,050	(38,457)
SPI 200 Future	6/19/2025	(5)	651,919	(25,370)
U.S. Treasury Ultra Bond	6/18/2025	(17)	2,057,531	(46,959)
				$(285,066)

Abbreviations:
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPI — Share Price Index
STOXX — Stock Index of the Eurozone

Consolidated Schedule of Investments – Virtus AlphaSimplex Managed Futures ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Futures	305,521	—	—	305,521
Total	$305,521	$—	$—	$305,521
Liability Valuation Inputs
Futures	$398,143	$—	$—	$398,143
Total	$398,143	$—	$—	$398,143